Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - shares	3 Months Ended	4 Months Ended	7 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding diluted (in Shares)	1	1	1